Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 5,929,888		¥ 4,532,553	¥ 2,894,308
Marketing and promotional expenses	2,642,531		1,775,539	1,428,290
Rental and related expenses	1,683,929		1,336,575	845,512
Professional services	550,011		944,160	521,327
IT consumable, office supply and other low value consumable	581,193		545,498	247,828
Depreciation and amortization expenses	672,669		484,363	337,708
Other Taxes and Surcharges	290,456		285,076	198,572
Travel and entertainment expenses	218,396		162,924	80,726
Expected credit losses	(26,315)	$ (3,706)	48,707	54,332
Others	341,798		421,724	269,529
Total	¥ 12,884,556	$ 1,814,752	¥ 10,537,119	¥ 6,878,132